Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

Statement of compliance

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the 2024 annual consolidated financial statements (the “2024 Financial Statements”). The Company has applied the same accounting policies and methods of computation in its interim consolidated financial statements as in its 2024 Financial Statements.

Basis of measurement

Basis of measurement

These Unaudited Interim Condensed Consolidated Financial Statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.